VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total investment	$ 7,500	$ 7,200
Quoted market price	1,000
Assets	139,953	61,643
Net income	1,247	797	$ 501
Common stock
Schedule of Equity Method Investments [Line Items]
Total investment	901	8,200
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Assets	208,600	52,300
Net income	$ 5,100	$ 2,000	$ 89